First Trust Morningstar Dividend Leaders Index Fund Investment Objectives and Goals - First Trust Morningstar Dividend Leaders Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Morningstar Dividend Leaders Index Fund (FDL)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Morningstar Dividend Leaders Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Morningstar® Dividend Leaders IndexSM (the “Index”).